General and administrative expenses	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
General and administrative expenses

16.	General and administrative expenses

	Three months ended May 31,		Nine months ended May 31,
	2024	2023	2024	2023
Directors’ fees (Note 15)	$67	$92	$196	$306
Insurance	84	69	255	268
Office and general	80	47	225	107
Shareholder information	71	61	368	375
Professional fees	93	94	338	331
Salaries and benefits (Note 15)	534	540	1,788	1,638
Consulting	98	115	454	292
Share-based compensation expense (Notes 12 and 15)	280	541	1,493	1,939
Travel and accommodation	55	47	168	150
Depreciation	14	21	46	79
Other	7	7	30	21
Total general and administrative expenses	$1,383	$1,634	$5,361	$5,506